MERGER AND ACQUISITIONS (Tables)	12 Months Ended
Jan. 03, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of major assets acquired and liabilities assumed:

(Millions of Dollars)
Cash and cash equivalents	$82.0
Accounts and notes receivable, net	117.3
Inventories, net	86.7
Prepaid expenses and other current assets	5.3
Property, plant and equipment, net	46.0
Trade names	22.0
Customer relationships	251.0
Technology	28.0
Other assets	3.4
Accounts payable	(99.0)
Accrued expenses	(52.6)
Deferred taxes	(68.6)
Other liabilities	(42.8)
Total identifiable net assets	$378.7
Goodwill	529.7
Total consideration transferred	$908.4

Pro Forma Impact from Acquisitions
In addition, the pro-forma consolidated results do not reflect the actual or expected realization of any cost savings associated with the acquisitions.

(Millions of Dollars, except per share amounts)	Year-to-Date 2013
Net sales	$11,001.5
Net earnings attributable to common shareowners	550.9
Diluted earnings per share-continuing operations	3.47